LEASES	6 Months Ended
Jun. 30, 2024
LEASES
LEASES

NOTE 16 — LEASES

The Company leases office spaces for its headquarter office under a non-cancelable operating lease agreement with expiration date in August 2025. Lease expense for the six months ended June 30, 2024 and 2023 was $29,371 and nil, respectively.

As of June 30, 2024 and December 31, 2023, the average remaining lease term was 1.2 years and 1.7 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing for 2023 and based on the benchmark lending rate for three-year loans as published by China’s central bank for 2023 to discount lease payments to present value. The weighted-average discount rate of the Company’s operating leases was 4.75% and 4.75%, as of June 30, 2024 and December 31, 2023, respectively.

Supplemental balance sheet information related to operating leases was as follows:

A summary of lease cost is as follows:

	June 30,	June 30,
	2024	2023
Amortization of right-of-use assets	$29,371	-
Interest on lease liabilities	$1,809	-

	June 30,	December 31,
	2024	2023
	(unaudited)
Right-of-use assets	$70,987	$102,509

Lease liabilities, current	65,799	63,410
Lease liabilities, non-current	-	32,525
Total lease liabilities	$65,799	$95,935

As of June 30, 2024, maturities of lease liability were as follows:

As of
June 30,
Twelve months ending December 31,	2024
2024	$35,084
2025	32,359
Total Future minimum lease payments	67,443
Less: Imputed interest	(1,644)
Total	$65,799